Analysis of performance by segment - Performance measure (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity-type securities
Financial investments	$ 168,479	$ 155,593
Insurance operations
Analysis of operating segments
Unamortised interest-related realised gains related to previously sold bonds	515	525	$ 272
Insurance operations | Non-linked shareholder-backed | Equity-type securities
Equity-type securities
Financial investments	$ 6,073	$ 4,963
Insurance operations | Non-linked shareholder-backed | Equity-type securities | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	5.50%	5.10%	5.00%
Insurance operations | Non-linked shareholder-backed | Equity-type securities | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	16.90%	16.90%	17.60%